Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

6. Property, plant and equipment

Cost	December 31, 2021	December 31, 2020
Balance, beginning of period	$56,955,325	$25,478,575
Additions	52,187,091	11,687,526
Acquisitions	-	33,001,822
Transfers from E&E assets (Note 5)	-	426,021
Decommissioning obligations (Note 11)	1,062,710	685,000
Disposal	-	(14,323,619)
Balance, end of period	$110,205,126	$56,955,325

Accumulated depletion and impairment	December 30, 2021	December 31, 2020
Balance, beginning of period	$(1,292,996)	$(17,974,432)
Reversal of impairment	-	4,730,000
Disposal	-	12,982,436
Depletion	(16,642,000)	(1,031,000)
Balance, end of period	$(17,934,996)	$(1,292,996)

Carrying amount	$92,270,130	$55,662,329

Depletion

The depletion calculation for the year ended December 31, 2021, includes estimated future development costs of $324,295,000 (year ended December 31, 2020 - $36,679,400) associated with the development of the Company's proved plus probable reserves included in property, plant and equipment.

Acquisition of working interests

On December 22, 2020, the Company acquired the working interest in a series of wells from a third party who held a working interest in a number of the Company's existing wells as well as settled accounts payable owing to the third party. The Company paid $45,700,000 in cash and issued a promissory note in the amount of $1,800,000 (Note 10) to repay joint interest payables owed to the vendor of $14,498,178 and acquire PP&E in the amount of $33,001,822.

Disposals

During the year ended December 31, 2020, the Company settled affiliate loans in the amount of $4,629,324 plus accrued interest of $730,500 through the assignment of one well to the affiliate and the assignment of $500,000 of accounts payable to affiliate. The well had a carrying value of $1,340,264 and associated decommissioning liabilities of $74,000. The difference between the carrying value of the well and the affiliate loan was recorded as affiliate contributions to capital reserves in the consolidated statement of shareholder's equity.

Impairment

The Company assesses many factors when determining if an impairment test should be performed. For the year ended December 31, 2021, the Company assessed impairment indicators for the Company's CGU and noted no indicators of impairment were present.

For the year ended December 31, 2020, the Company conducted an assessment of impairment indicators for the Company's CGU. In performing the review, management determined that the continued volatility of commodity pricing and the impact this has on the economic performance of the Company's CGU justified determination of the recoverable amounts of all CGU. The recoverable amounts were estimated at the value in use on the net present value of the before tax future net cash flows from oil and natural gas proved and probable reserves using forecasted prices and costs estimated by external and Company engineers. The future net cash flows were discounted at a rate of 15%.

There was no impairment loss required for any of the Company's CGUs for the year ended December 31, 2020.

In the year ended December 31, 2020, due to increased reserves being assigned to the Company's Austin Chalk CGU, the Company identified indicators of a possible reversal of previously recorded impairment losses. The Company calculated the value in use of the CGU to allow for the reversal of the impairment loss recorded in 2019 (net of depletion that would have been recorded) of $4,730,000.

Key assumptions used in the determination of the recoverable amounts of each CGU includes commodity prices and discount rates applied to cash flows from proved and probable reserves. A 1% increase in the assumed discount rate over the life of the reserves independently would not have resulted in any further impairment loss or impairment loss reversal for the year ended December 31, 2020.

The Company utilized the following benchmark prices to determine the forecast prices in the value in use calculations:

	As at December 31,		As at December 31,
	2021	2021	2020	2020
	WTI Crude Prices	Henry Hub Prices	WTI Crude Prices	Henry Hub Prices
	Oil, $/bbl	Gas, $/Mmbtu	Oil, $/bbl	Gas, $/Mmbtu
2021	-	-	47.17	2.83
2022	72.83	3.85	50.17	2.87
2023	68.78	3.44	53.17	2.90
2024	66.76	3.17	54.97	2.96
2025	68.09	3.24	56.07	3.02
2026	69.45	3.30	57.19	3.08
2027	70.84	3.37	58.34	3.14
2028	72.26	3.44	59.50	3.20
2029	73.70	3.50	60.69	3.26
2030	75.18	3.58	61.91	3.33
2031	76.68	3.65	63.15	3.39
2032	78.21	3.72	-	-